Stock-Based Compensation	6 Months Ended
Jun. 30, 2021
Stock-Based Compensation
Stock-Based Compensation

12.  Stock-Based Compensation

In June 2018, Legacy Playboy adopted its 2018 Equity Incentive Plan (“2018 Plan”), under which 6,287,687 of Legacy Playboy’s common shares were originally reserved for issuance. Our employees, directors, officers, and consultants are eligible to receive nonqualified and incentive stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, and other share awards under the 2018 Plan. All stock options and restricted stock unit awards granted under the 2018 Plan in 2019 and 2020 that were outstanding immediately prior to the consummation of the Business Combination were accelerated and fully vested (other than the Pre-Closing Option), and subsequently converted into options to purchase or the right to receive shares of our common stock as described in Note 1, Basis of Presentation and Summary of Significant Accounting Policies. The impact of the acceleration of the vesting of 829,547 stock options and 288,494 restricted stock unit awards was an expense of $0 and $3.1 million for the three and six months ended June 30, 2021, respectively.

On February 9, 2021, our stockholders approved the 2021 Equity and Incentive Compensation Plan (“2021 Plan”), which became effective following consummation of the Business Combination. As of June 30, 2021, 4,262,364 shares were authorized for issuance under the 2021 Plan. In addition, the shares authorized for the 2021 Plan may be increased on an annual basis via an evergreen refresh mechanism for a period of up to 10 years, beginning with the fiscal year that begins January 1, 2022, in an amount equal up to 4% of the outstanding shares of common stock on the last day of the immediately preceding fiscal year. Following the effectiveness of the 2021 Plan, no further awards will be granted under the 2018 Plan, but the 2018 Plan will remain outstanding and continue to govern outstanding awards granted thereunder. No awards were granted under the 2021 Plan during the six months ended June 30, 2021.

Stock Option Activity

Stock option activity under the 2018 Plan is as follows:

			Weighted-
			Average
		Weighted-	Remaining	Aggregate
		Average	Contractual	Intrinsic
	Number of	Exercise	Term	Value
	Options	Price	(years)	(in thousands)
Balance – December 31, 2020	2,594,597	$3.79	8.5	$13,791
Granted(1)	965,944	10.52
Exercised	—	—
Forfeited	—	—
Cancelled	—	—
Balance – June 30, 2021	3,560,541	$5.61	8.2	$118,483
Exercisable – June 30, 2021	2,594,597	$3.79	7.6	$91,080
Vested and expected to vest – June 30, 2021	3,560,541	$5.61	8.2	$118,483
(1)	The options granted during the period were not included in the number of options for which vesting was accelerated as part of the Business Combination.

The aggregate intrinsic value is calculated as the difference between the exercise price of all outstanding and exercisable stock options and the fair value of our common stock at June 30, 2021. There were no options exercised during the six months ended June 30, 2021.

The grant date fair value of options that vested during the three months ended June 30, 2021 and 2020 were $0 and $0.3 million, respectively. The grant date fair value of options that vested during the six months ended June 30, 2021 and 2020 were $2.1 million and $0.7 million, respectively. The options granted during the six months ended June 30, 2021 and 2020 had a weighted-average fair value of $4.63 and $2.02 per share, respectively, at the grant date. There were no options granted during the three months ended June 30, 2021 and 2020.

Restricted Stock Units

Restricted stock unit activity under the 2018 Plan is as follows:

Weighted-
Average
Grant Date
	Number of	Fair Value
	Awards	per Share
Unvested and outstanding balance at December 31, 2020	313,976	$4.30
Granted	—	—
Vested	(313,976)	4.30
Forfeited	—	—
Unvested and outstanding balance at June 30, 2021	—	$—

There were no restricted stock units that vested during the three months ended June 30, 2021 and 2020. The total fair value of restricted stock units that vested during the six months ended June 30, 2021 and 2020 was approximately $1.4 million and $1.4 million, respectively. All 2,045,634 outstanding and fully vested restricted stock units remained unsettled at June 30, 2021 and will be settled one year from the consummation of the Business Combination. As such, they are excluded from outstanding shares of common stock but are included in weighted-average shares outstanding for the calculation of net loss per share for the three and six months ended June 30, 2021.

Stock Options Granted

To determine the value of stock option awards for stock-based compensation purposes, we used the Black-Scholes option-pricing model and the assumptions discussed below. Each of these inputs is subjective and generally requires significant judgment.

Fair value of common stock — Prior to the Business Combination, the fair value of our shares of common stock underlying the awards has historically been determined by the Board of Directors with input from management and contemporaneous third-party valuations, as there was no public market for our common stock. The Board of Directors determined the fair value of the common stock by considering a number of objective and subjective factors including: the valuation of comparable companies, our operating and financial performance, the lack of liquidity of our common stock, transactions in our common stock, and general and industry specific economic outlook, among other factors. Subsequent to the Business Combination, the fair value of our common stock is based on the quoted price of our common stock.

Expected term — For employee awards granted at-the-money, we estimate the expected term based on the simplified method, which is the midpoint between the vesting date and the end of the contractual term for each award since our historical share option exercise experience does not provide a reasonable basis upon which to estimate the expected term. For nonemployee awards and employee awards granted out-of-the-money, our best estimate of the expected term is the contractual term of the award.

Volatility — We derive the volatility from the average historical stock volatilities of several peer public companies over a period equivalent to the expected term of the awards as we do not have sufficient historical trading history for our stock. We selected companies with comparable characteristics to us, including enterprise value, risk profiles, and position within the industry and with historical share price information sufficient to meet the expected term of the stock options. We will continue to apply this process until a sufficient amount of historical information regarding the volatility of our own stock price becomes available.

Risk-free interest rate — The risk-free interest rate is based on the United States Treasury yield curve in effect at the time of grant, the term of which is consistent with the expected life of the award.

Dividend yield — We have never paid dividends on our common stock and have no plans to pay dividends on our common stock. Therefore, we used an expected dividend yield of zero.

We estimated the fair value of each option on the date of grant using the Black-Scholes option pricing model applying the weighted-average assumptions in the following table. There were no options granted during the three months ended June 30, 2021 and 2020.

	Six Months Ended June 30,
	2021	2020
Fair value of common stock	$10.52	$3.94 – $4.17
Expected term, in years	5.86	5.88 – 6.06
Expected volatility	47%	40%
Risk-free interest rate	0.57%	1.45% – 1.46%
Expected dividend yield	0%	0%

Stock-Based Compensation Expense

Stock-based compensation expense under our equity incentive plans was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Cost of sales	$—	$5	$—	$10
Selling and administrative expenses	361	1,340	3,859	2,084
Total	$361	$1,345	$3,859	$2,094

At June 30, 2021, total unrecognized compensation expense related to unvested stock option awards was $3.9 million and is expected to be recognized over the remaining weighted-average service period of 2.6 years.

Phantom Stock Appreciation Rights

In September 2020, we established the Yandy Phantom Stock Appreciation Rights Plan (“PSAR Plan”) whereby PSARs are granted to certain executives. PSARs granted under the plan are non-assignable and are cash-settled based on the fair value of a common stock unit of Yandy on a minority, non-marketable basis, on the four-year anniversary of the vesting commencement date. We granted 91,500 PSARs during 2020 which vest over a four-year period, commencing on December 31, 2019, with a one-year cliff and monthly vesting thereafter. The liability associated with the PSARs is remeasured at the end of each reporting period and is recorded within other noncurrent liabilities on our condensed consolidated balance sheets at its fair value of $0.7 million and $0.9 million as of June 30, 2021 and December 31, 2020, respectively. The decrease in fair value of the PSARs for the six months ended June 30, 2021 was primarily due to a portion of total PSAR liability being forfeited pursuant to a separation agreement with an employee. Subsequent to June 30, 2021, we entered into agreements with employees holding the remaining PSARs, pursuant to which outstanding PSARs are to be forfeited in full and converted into restricted stock units.